Quarterly Holdings Report
for
Fidelity Advisor® Dividend Growth Fund
February 29, 2024
ADGF-NPRT1-0424
1.797922.120
Common Stocks - 98.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 4.7%
Interactive Media & Services - 4.0%
Alphabet, Inc. Class A (a)	72,100	9,983
Meta Platforms, Inc. Class A	88,500	43,377
		53,360
Media - 0.7%
Comcast Corp. Class A	231,950	9,939
TOTAL COMMUNICATION SERVICES		63,299
CONSUMER DISCRETIONARY - 1.4%
Hotels, Restaurants & Leisure - 0.4%
Churchill Downs, Inc.	14,700	1,791
Hilton Worldwide Holdings, Inc.	15,400	3,147
Starbucks Corp.	100	9
		4,947
Household Durables - 0.9%
D.R. Horton, Inc.	8,700	1,300
JM AB (B Shares) (b)	215,500	3,349
Lennar Corp. Class A	15,300	2,425
Vistry Group PLC	378,800	5,025
		12,099
Textiles, Apparel & Luxury Goods - 0.1%
Gildan Activewear, Inc.	64,700	2,254
TOTAL CONSUMER DISCRETIONARY		19,300
CONSUMER STAPLES - 4.6%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.)	16,400	4,076
Keurig Dr. Pepper, Inc.	435,000	13,011
		17,087
Consumer Staples Distribution & Retail - 0.7%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	97,300	6,035
Walmart, Inc.	52,600	3,083
		9,118
Household Products - 0.1%
Reynolds Consumer Products, Inc.	58,171	1,716
Personal Care Products - 0.8%
Estee Lauder Companies, Inc. Class A	16,800	2,496
Kenvue, Inc.	443,200	8,421
		10,917
Tobacco - 1.7%
Altria Group, Inc.	139,773	5,718
British American Tobacco PLC (United Kingdom)	101,600	3,019
Philip Morris International, Inc.	157,100	14,133
		22,870
TOTAL CONSUMER STAPLES		61,708
ENERGY - 9.1%
Energy Equipment & Services - 3.2%
Borr Drilling Ltd.	205,300	1,235
Borr Drilling Ltd.	732,000	4,407
Noble Corp. PLC	235,698	9,855
Seadrill Ltd. (a)	218,300	9,212
Subsea 7 SA sponsored ADR	295,700	4,302
Tidewater, Inc. (a)	188,900	13,229
		42,240
Oil, Gas & Consumable Fuels - 5.9%
Cameco Corp.	83,100	3,368
Cool Co. Ltd.	253,118	2,884
Energy Transfer LP	1,230,100	18,009
Enterprise Products Partners LP	345,700	9,489
Exxon Mobil Corp.	245,622	25,672
Parkland Corp.	80,900	2,588
Reliance Industries Ltd. GDR (c)	94,400	6,721
Sitio Royalties Corp.	274,900	6,273
Teekay Tankers Ltd.	74,739	4,097
		79,101
TOTAL ENERGY		121,341
FINANCIALS - 17.7%
Banks - 3.4%
Bank of America Corp.	430,400	14,857
HDFC Bank Ltd.	216,400	3,656
Wells Fargo & Co.	478,890	26,621
		45,134
Capital Markets - 4.3%
Ares Capital Corp. (b)	690,229	13,963
B. Riley Financial, Inc. (b)	7,008	128
Brookfield Corp. Class A	526,100	21,712
BSE Ltd.	98,000	2,798
Intercontinental Exchange, Inc.	68,500	9,482
KKR & Co. LP	47,500	4,667
S&P Global, Inc.	10,148	4,347
		57,097
Financial Services - 7.2%
Apollo Global Management, Inc.	201,300	22,505
Fidelity National Information Services, Inc.	76,900	5,321
Global Payments, Inc.	106,700	13,839
MasterCard, Inc. Class A	47,300	22,456
Visa, Inc. Class A	113,100	31,967
		96,088
Insurance - 2.8%
Arthur J. Gallagher & Co.	33,000	8,050
Chubb Ltd.	35,600	8,959
Fidelity National Financial, Inc.	107,100	5,417
Marsh & McLennan Companies, Inc.	29,800	6,028
The Travelers Companies, Inc.	38,900	8,595
		37,049
TOTAL FINANCIALS		235,368
HEALTH CARE - 11.0%
Biotechnology - 0.4%
Gilead Sciences, Inc.	80,600	5,811
Health Care Providers & Services - 6.1%
Cardinal Health, Inc.	57,100	6,394
Cigna Group	73,800	24,807
Elevance Health, Inc.	20,800	10,426
HCA Holdings, Inc.	18,300	5,704
Humana, Inc.	18,900	6,621
UnitedHealth Group, Inc.	54,097	26,702
		80,654
Life Sciences Tools & Services - 1.4%
Danaher Corp.	33,600	8,506
Thermo Fisher Scientific, Inc.	18,300	10,434
		18,940
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	134,100	6,806
Eli Lilly & Co.	28,500	21,480
Novo Nordisk A/S Series B sponsored ADR	73,600	8,815
Royalty Pharma PLC	123,200	3,738
		40,839
TOTAL HEALTH CARE		146,244
INDUSTRIALS - 14.0%
Aerospace & Defense - 5.0%
Airbus Group NV	20,400	3,375
BAE Systems PLC	227,700	3,574
General Dynamics Corp.	18,800	5,137
Howmet Aerospace, Inc.	125,200	8,332
Huntington Ingalls Industries, Inc.	15,900	4,637
Spirit AeroSystems Holdings, Inc. Class A (a)(b)	151,900	4,344
Textron, Inc.	86,000	7,660
Thales SA	29,200	4,325
The Boeing Co. (a)	122,500	24,956
		66,340
Commercial Services & Supplies - 0.8%
GFL Environmental, Inc.	190,500	6,868
The Brink's Co.	44,500	3,686
		10,554
Construction & Engineering - 0.6%
Quanta Services, Inc.	32,900	7,946
Electrical Equipment - 2.1%
nVent Electric PLC	73,900	4,975
Prysmian SpA	71,300	3,549
Vertiv Holdings Co.	293,100	19,819
		28,343
Industrial Conglomerates - 1.3%
General Electric Co.	97,387	15,279
Hitachi Ltd.	23,300	1,968
		17,247
Machinery - 1.5%
Allison Transmission Holdings, Inc.	263,381	19,840
Marine Transportation - 0.6%
2020 Bulkers Ltd.	215,900	3,049
Himalaya Shipping Ltd.	76,700	599
Himalaya Shipping Ltd.	207,000	1,633
Stolt-Nielsen SA	72,889	2,731
		8,012
Professional Services - 1.4%
Genpact Ltd.	107,200	3,645
Paycom Software, Inc.	26,500	4,833
SS&C Technologies Holdings, Inc.	163,000	10,393
		18,871
Trading Companies & Distributors - 0.7%
Watsco, Inc. (b)	23,600	9,301
TOTAL INDUSTRIALS		186,454
INFORMATION TECHNOLOGY - 27.7%
Electronic Equipment, Instruments & Components - 0.1%
Jabil, Inc.	14,100	2,032
IT Services - 0.4%
Amdocs Ltd.	51,600	4,706
Semiconductors & Semiconductor Equipment - 15.1%
Amkor Technology, Inc.	122,400	3,797
ASML Holding NV (Netherlands)	5,900	5,599
BE Semiconductor Industries NV	38,500	6,955
Broadcom, Inc.	21,600	28,091
Marvell Technology, Inc.	271,645	19,466
Micron Technology, Inc.	154,800	14,026
NVIDIA Corp.	94,200	74,524
NXP Semiconductors NV	31,968	7,983
Qualcomm, Inc.	102,800	16,221
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	96,800	12,455
Teradyne, Inc.	75,000	7,769
Universal Display Corp.	22,700	3,959
		200,845
Software - 11.2%
Intuit, Inc.	32,000	21,212
Microsoft Corp.	273,200	113,009
Oracle Corp.	137,400	15,345
		149,566
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	18,096	3,271
Samsung Electronics Co. Ltd. (a)	150,690	8,283
		11,554
TOTAL INFORMATION TECHNOLOGY		368,703
MATERIALS - 2.9%
Chemicals - 0.3%
Shin-Etsu Chemical Co. Ltd.	108,100	4,613
Metals & Mining - 2.6%
Agnico Eagle Mines Ltd. (Canada)	53,600	2,571
Arch Resources, Inc.	45,200	7,471
Barrick Gold Corp.	117,200	1,718
First Quantum Minerals Ltd.	293,700	2,781
Freeport-McMoRan, Inc.	81,700	3,089
Glencore PLC	858,700	4,082
Newmont Corp.	168,400	5,263
Wheaton Precious Metals Corp.	183,100	7,546
		34,521
TOTAL MATERIALS		39,134
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	23,700	4,713
Four Corners Property Trust, Inc.	49,700	1,202
		5,915
UTILITIES - 5.2%
Electric Utilities - 3.7%
Constellation Energy Corp.	48,733	8,209
Edison International	137,900	9,380
Exelon Corp.	184,600	6,616
FirstEnergy Corp.	225,400	8,252
NextEra Energy, Inc.	171,600	9,471
Southern Co.	99,800	6,712
		48,640
Gas Utilities - 0.1%
Brookfield Infrastructure Corp. A Shares	52,800	1,751
Independent Power and Renewable Electricity Producers - 1.3%
The AES Corp.	220,900	3,358
Vistra Corp.	252,100	13,750
		17,108
Multi-Utilities - 0.1%
Dominion Energy, Inc.	28,900	1,382
TOTAL UTILITIES		68,881
TOTAL COMMON STOCKS (Cost $982,194)		1,316,347

Money Market Funds - 2.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (d)	21,460,619	21,465
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	14,971,801	14,973
TOTAL MONEY MARKET FUNDS (Cost $36,438)		36,438

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $1,018,632)	1,352,785
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(19,482)
NET ASSETS - 100.0%	1,333,303

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,721,000 or 0.5% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	20,492	88,245	87,272	385	-	-	21,465	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	18,978	30,886	34,891	85	-	-	14,973	0.0%
Total	39,470	119,131	122,163	470	-	-	36,438

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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